FRANK FUNDS

September 13, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, D.C.  20549

Re:

Frank Funds

Post Effective Amendment No. 9 to the Registration Statement on Form N-1A

(File Nos. 333-113657 and 811-21532)

Dear Sir/Madam:

On behalf of Frank Funds, a registered investment company (the “Trust”), we submit, via electronic filing, Post-Effective Amendment No. 9 to the Trust’s Registration Statement under the Securities Act of 1933 (“Amendment No. 9”). Amendment No. 9 is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to address comments previously received from Commission staff with respect to the Trust’s Post-Effective Amendment No. 8 filed on July 16, 2010 (“Amendment No. 8”) and to update the financial statements and provide other updating information for the Trust.

Additionally, on behalf of the Trust, Leigh Baldwin & Co., L.L.C., the principal underwriter for the Leigh Baldwin Total Return Fund, a series of the Trust and Matrix Capital Group, the principal underwriter for the Frank Value Fund, a series of the Trust, we request that the Commission accelerate the effective date of the Amendment No. 9 to September 15, 2010.

Amendment No. 8 was filed, in part, to enable the sale of two new classes of shares of the Frank Value Fund.  However, at the time it was filed, the Trust’s electronic EDGAR account was not modified to reflect the additional share classes.   Consequently, an amendment to the Trust’s Registration Statement pursuant to Rule 485(b) to address the Commission staff’s comments and to update the financial statements and provide other updating information for the Trust cannot be filed on EDGAR to reflect the additional share classes.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

786405.1

Leigh Baldwin & Co., L.L.C.

By:

/s/ Leigh Baldwin

Name: Leigh Baldwin

Title:

President

Matrix Capital Group

By:

/s/ David F. Ganley

Name:

David F. Ganley

Title:

Senior Vice President

Frank Funds

By:

/s/ JoAnn M. Strasser

Name: JoAnn M. Strasser

Title: Attorney-in-Fact